Accrued Liabilities and Compensation	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Accrued Liabilities and Compensation
Accrued Liabilities and Compensation

Note 3. Accrued Liabilities and Compensation

The components of accrued liabilities and compensation are as follows:

	August 31, 2025	May 31, 2025
Compensation and related expense	$236	$278
Legal fees	—	50
Clinical expense	1,197	487
License fees	1,240	1,105
Lease payable	105	141
Other liabilities	45	145
Total accrued liabilities	$2,823	$2,206

Note 3. Accrued Liabilities

The components of accrued liabilities were as follows (in thousands):

(in thousands)	May 31, 2025	May 31, 2024
Compensation and related expense	$278	$208
Legal fees and settlement	50	7
Clinical expense	487	329
License fees	1,105	1,799
Lease payable	141	142
Investor proceeds held in escrow	—	300
Other liabilities	145	25
Total accrued liabilities	$2,206	$2,810

As of May 31, 2025 and 2024, the accrued legal fees and settlement balance was primarily related to legal fees.